Goodwill And Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Other Intangibles [Abstract]
Reporting Units		6
Multiple for calculating terminal fair values for goodwill impairment testing - low range		6
Multiple for calculating terminal fair values for goodwill impairment testing - high range		10
Discount rate used to calculate future cash flows to determine unit fair value (in hundredths)		0.08
Changes in the Gross Amounts of our Goodwill and Accumulated Impairment [Line Items]
Goodwill, gross			$ 1,526.3
Accumulated impairment losses			(377.1)
Goodwill [Roll Forward]
Beginning balance		1,233.6	1,149.2
Acquisitions and purchase price adjustments		219.9	71.0
Disposals		(11.8)
Currency translation adjustments		(5.5)	13.4
Ending balance		1,436.2	1,233.6	1,149.2
Accumulated impairment recorded on Trans Mountain assets prior to acquisition by Kinder Morgan Energy Partners LP	377.1
Business Acquisition [Line Items]
Additional ownership interest acquired in transaction (in hundredths)		50.20%
Acquisitions and purchase price adjustments		219.9	71.0
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposals		(11.8)
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Line Items]
Weighted average life over which excess investment cost is amortized		22.1Y
Intangible Assets Subject to Amortization [Line Items]
Net carrying Amount		1,152.0	302.2
Amortization expense for the period		61.0	45.5	16.5
Intangible Assets, Estimated Future Amortization Expense [Abstract]
2012		78.8
2013		74.9
2014		71.7
2015		67.6
2016		63.8
Weighted average useful life for intangible assets		18.4Y
Customer relationships, contracts and agreements [Member]
Intangible Assets Subject to Amortization [Line Items]
Gross carrying amount		1,317.9	399.8
Accumulated amortization		172.6	112.0
Net carrying Amount		1,145.3	287.8
Technology-based assets, lease value and other [Member]
Intangible Assets Subject to Amortization [Line Items]
Gross carrying amount		10.6	17.9
Accumulated amortization		3.9	3.5
Net carrying Amount		6.7	14.4
First Differential [Member]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		193.1	166.0
Second Differential [Member]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		138.2	283.0
Megafleet Towing Co, Inc Assets Divestiture [Member]
Goodwill [Roll Forward]
Acquisitions and purchase price adjustments		10.6
Business Acquisition [Line Items]
Acquisitions and purchase price adjustments		10.6
Arrow Terminals Bv Divestiture [Member]
Goodwill [Roll Forward]
Acquisitions and purchase price adjustments		1.2
Business Acquisition [Line Items]
Acquisitions and purchase price adjustments		1.2
SouthTex Treaters, Inc. Asset Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions and purchase price adjustments		125.7
Business Acquisition [Line Items]
Acquisitions and purchase price adjustments		125.7
KinderHawk Field Services LLC Acquisition [Member]
Goodwill [Roll Forward]
Acquisitions and purchase price adjustments		94.2
Business Acquisition [Line Items]
Acquisitions and purchase price adjustments		94.2
Products Pipelines [Member]
Goodwill [Roll Forward]
Ending balance		263.2	263.2	263.2
Natural Gas Pipelines [Member]
Goodwill [Roll Forward]
Beginning balance		337.0
Acquisitions and purchase price adjustments		219.9
Ending balance		556.9		377.0
Business Acquisition [Line Items]
Acquisitions and purchase price adjustments		219.9
CO2 [Member]
Goodwill [Roll Forward]
Ending balance		46.1	46.1	46.1
Terminals [Member]
Changes in the Gross Amounts of our Goodwill and Accumulated Impairment [Line Items]
Goodwill, gross			266.9
Accumulated impairment losses			(377.1)
Goodwill [Roll Forward]
Beginning balance		337.9	266.9
Acquisitions and purchase price adjustments			71.0
Disposals		(11.8)
Ending balance		326.1	337.9
Business Acquisition [Line Items]
Acquisitions and purchase price adjustments			71.0
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposals		(11.8)
Kinder Morgan Canada [Member]
Changes in the Gross Amounts of our Goodwill and Accumulated Impairment [Line Items]
Goodwill, gross			613.1
Goodwill [Roll Forward]
Beginning balance		249.4	236.0
Currency translation adjustments		(5.5)	13.4
Ending balance		$ 243.9	$ 249.4